Statements of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares issued for services, value	$ 2,622,128	$ 2,921,471
Shares issued for other events, value	1,610,000	3,132,500
Shares issued for purchase of assets, value	$ 75,000	$ 3,004,860
To individuals and companies for services
Shares issued for services, shares	14,206,080	1,195,500
Shares issued for services, value	$ 2,622,128	$ 2,104,947
For legal services
Shares issued for services, shares		602,958
Shares issued for services, value		$ 816,524
For litigation settlement
Shares issued for other events, shares		1,424,075
For MeNetwork amendment
Shares issued for other events, shares		1,000,000
Shares issued for other events, value		$ 3,132,500
For HWW license agreement
Shares issued for other events, shares	7,000,000
Shares issued for other events, value	$ 1,610,000
Yowza!! Asset acquisition
Shares issued for purchase of assets, shares		1,642,000
Shares issued for purchase of assets, value		$ 3,004,860
Catalyst acquisition
Shares issued for purchase of assets, shares	300,000
Shares issued for purchase of assets, value	$ 75,000